Adara Smaller Companies Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Advertising - 0.0% (a)
National CineMedia, Inc.	11,075	$ 34,776

Aerospace/Defense - 2.7%
AAR Corp. (b)	11,755	1,323,848
Aerovironment, Inc. (b)	1,433	296,975
Aevex Corp. - Class A (b)	52,656	2,025,676
Amprius Technologies, Inc. (b)	181,909	3,689,115
Astronics Corp. (b)	19,749	1,718,163
ATI, Inc. (b)	15,475	2,710,601
Curtiss-Wright Corp.	2,004	1,498,210
Hexcel Corp.	29,246	2,625,998
Mercury Systems, Inc. (b)	41,361	4,620,024
Moog, Inc. - Class A	1,762	634,267
National Presto Industries, Inc.	615	77,841
Voyager Technologies, Inc. - Class A (b)	18,506	916,602
		22,137,320

Agriculture - 1.0%
Alico, Inc.	111,460	4,530,849
Darling Ingredients, Inc. (b)	8,943	528,531
Dole PLC	130,720	1,828,773
Fresh Del Monte Produce, Inc.	6,955	223,534
Turning Point Brands, Inc.	8,334	707,806
Vital Farms, Inc. (b)	4,462	44,665
		7,864,158

Airlines - 0.1%
SkyWest, Inc. (b)	8,137	696,934

Apparel - 0.8%
Birkenstock Holding PLC (b)	35,440	1,597,281
Carter's, Inc.	11,938	460,688
Crocs, Inc. (b)	1,693	200,908
Kontoor Brands, Inc.	4,168	299,137
Lakeland Industries, Inc.	383,760	4,152,283
		6,710,297

Auto Parts & Equipment - 1.1%
Adient PLC (b)	18,535	423,710
BorgWarner, Inc.	6,155	442,052
Cooper-Standard Holdings, Inc. (b)	51,460	1,560,782
Dauch Corp. (b)	80,374	533,683
Dorman Products, Inc. (b)	1,368	169,523
Fox Factory Holding Corp. (b)	4,261	76,868
Gentherm, Inc. (b)	922	31,984
Miller Industries, Inc.	53,450	2,560,790
Motorcar Parts of America, Inc. (b)	302,290	3,343,327
Standard Motor Products, Inc.	6,173	241,920
		9,384,639

Banks - 7.2%
Ameris Bancorp	2,245	189,276
Atlantic Union Bankshares Corp.	8,734	328,573
Bankwell Financial Group, Inc.	65,620	3,433,238
Banner Corp.	1,733	112,645
Capital Bancorp, Inc.	113,000	3,606,960
Central Pacific Financial Corp.	3,716	127,682
City Holding Co.	4,208	523,097
Colony Bankcorp, Inc.	125,957	2,493,949
Columbia Banking System, Inc.	7,350	217,854
Commercial Bancgroup, Inc.	88,278	2,550,351
Community Financial System, Inc.	1,997	127,089
ConnectOne Bancorp, Inc.	5,049	151,823
Customers Bancorp, Inc. (b)	13,377	1,005,148
CVB Financial Corp.	5,159	105,037
Dime Community Bancshares, Inc.	1,047	39,179
Eastern Bankshares, Inc.	5,441	107,351
First BanCorp	38,999	935,196
First Business Financial Services, Inc.	55,039	3,165,843
First Commonwealth Financial Corp.	18,699	354,159
First Financial Bancorp	24,036	739,347
First Financial Bankshares, Inc.	13,162	430,134
First Hawaiian, Inc.	13,502	364,284
First Interstate BancSystem, Inc. - Class A	7,996	284,658
First Merchants Corp.	2,329	93,859
Five Star Bancorp	57,530	2,429,492
Fulton Financial Corp.	94,478	2,049,228
Glacier Bancorp, Inc.	40,375	1,919,831
Hope Bancorp, Inc.	27,648	346,706
Horizon Bancorp, Inc.	167,460	3,106,383
Huntington Bancshares, Inc.	78,186	1,279,123
Independent Bank Corp.	1,193	94,342
Metropolitan Bank Holding Corp.	40,326	3,609,984
NBT Bancorp, Inc.	1,326	61,314
Northeast Bank	39,530	4,970,502
OFG Bancorp	7,960	362,658
Old National Bancorp	10,450	250,905
Orrstown Financial Services, Inc.	57,596	2,138,539
Park National Corp.	737	126,440
Parke Bancorp, Inc.	114,621	3,522,303
Peapack-Gladstone Financial Corp.	2,621	113,358
Preferred Bank	1,275	122,171
S&T Bancorp, Inc.	8,702	392,373
Seacoast Banking Corp. of Florida	49,349	1,495,768
Southside Bancshares, Inc.	4,513	147,846
Stellar Bancorp, Inc.	2,051	76,584
Stock Yards Bancorp, Inc.	1,084	77,766
TriCo Bancshares	3,184	161,747
UMB Financial Corp.	4,909	644,355
United Community Banks, Inc.	12,730	419,454
Unity Bancorp, Inc.	62,170	3,472,816
VersaBank	230,570	4,159,483
Walker & Dunlop, Inc.	1,239	62,185
Washington Trust Bancorp, Inc.	4,356	141,875
WesBanco, Inc.	11,998	415,731
		59,657,994

Beverages - 0.8%
Coca-Cola Consolidated, Inc.	2,790	483,395

Suja Life, Inc. (b)	29,152	449,815
Vita Coco Co., Inc. (b)	73,897	5,551,882
		6,485,092

Biotechnology - 7.5%
AbCellera Biologics, Inc. (b)	120,162	741,400
ANI Pharmaceuticals, Inc. (b)	14,690	1,153,312
Apogee Therapeutics, Inc. (b)	27,157	2,230,676
Arcus Biosciences, Inc. (b)	6,260	158,628
Arcutis Biotherapeutics, Inc. (b)	67,009	1,438,013
Arrowhead Pharmaceuticals, Inc. (b)	8,589	669,169
Bright Minds Biosciences, Inc. (b)	20,238	1,782,361
Capricor Therapeutics, Inc. (b)	19,594	587,036
Celcuity, Inc. (b)	31,079	4,129,777
Cogent Biosciences, Inc. (b)	33,209	1,160,987
Crinetics Pharmaceuticals, Inc. (b)	84,560	3,006,108
Cullinan Therapeutics, Inc. (b)	6,212	102,125
Cytokinetics, Inc. (b)	16,663	1,279,052
Definium Therapeutics, Inc. (b)	150,124	3,631,500
Design Therapeutics, Inc. (b)	65,791	689,490
Edgewise Therapeutics, Inc. (b)	90,077	3,077,030
Hemab Therapeutics Holdings, Inc. (b)	36,770	1,047,945
Immunome, Inc. (b)	148,725	3,246,667
Kiniksa Pharmaceuticals International PLC (b)	55,005	2,661,142
Kura Oncology, Inc. (b)	8,218	83,824
Larimar Therapeutics, Inc. (b)	164,782	573,441
Ligand Pharmaceuticals, Inc. (b)	10,063	2,334,213
Maze Therapeutics, Inc. (b)	30,618	810,152
MBX Biosciences, Inc. (b)	65,141	2,049,987
Myriad Genetics, Inc. (b)	43,281	171,826
NeoGenomics, Inc. (b)	97,058	1,021,050
Olema Pharmaceuticals, Inc. (b)	38,162	503,357
Praxis Precision Medicines, Inc. (b)	17,849	6,246,614
Relay Therapeutics, Inc. (b)	19,074	267,990
Rocket Pharmaceuticals, Inc. (b)	19,238	59,061
Roivant Sciences Ltd. (b)	40,323	1,209,287
Scholar Rock Holding Corp. (b)	47,981	2,365,463
Seaport Therapeutics, Inc. (b)	29,171	530,620
Septerna, Inc. (b)	77,166	2,330,413
Sionna Therapeutics, Inc. (b)	22,844	978,180
Structure Therapeutics, Inc. - ADR (b)	41,403	1,628,794
Tarsus Pharmaceuticals, Inc. (b)	24,357	1,446,806
Vericel Corp. (b)	1,632	54,395
Vir Biotechnology, Inc. (b)	25,747	245,626
WaVe Life Sciences Ltd. (b)	115,024	756,858
Xencor, Inc. (b)	15,794	187,633
Xenon Pharmaceuticals, Inc. (b)	54,975	3,008,782
		61,656,790

Building Materials - 1.6%
AAON, Inc.	6,180	866,436
Apogee Enterprises, Inc.	7,722	296,602
Armstrong World Industries, Inc.	7,956	1,256,252
Boise Cascade Co.	3,571	248,970
Gibraltar Industries, Inc. (b)	4,141	160,050
Modine Manufacturing Co. (b)	5,411	1,509,182
NWPX Infrastructure, Inc. (b)	27,720	3,269,851
Simpson Manufacturing Co., Inc.	2,069	392,572
SPX Technologies, Inc. (b)	4,521	979,520

Titan America SA	122,546	1,993,824
UFP Industries, Inc.	24,558	1,989,198
		12,962,457

Chemicals - 1.0%
AdvanSix, Inc.	3,917	87,897
Balchem Corp.	1,142	178,986
Celanese Corp.	4,449	236,375
Chemours Co.	9,276	205,556
Ecovyst, Inc. (b)	89,519	1,180,756
FMC Corp.	66,742	911,696
Innospec, Inc.	1,121	92,976
Intrepid Potash, Inc. (b)	36,208	1,414,647
Koppers Holdings, Inc.	7,974	325,339
Perimeter Solutions, Inc. (b)	31,536	1,017,982
Rogers Corp. (b)	1,868	264,359
Sensient Technologies Corp.	16,565	1,885,925
Stepan Co.	1,814	95,870
Tronox Holdings PLC	51,301	407,843
		8,306,207

Coal - 0.1%
Warrior Met Coal, Inc.	9,551	902,952

Commercial Services - 6.0%
Acacia Research Corp. (b)	319,200	1,484,280
American Public Education, Inc. (b)	97,944	4,845,290
Andersen Group, Inc. (b)	43,097	1,594,589
Arlo Technologies, Inc. (b)	7,697	102,678
BGSF, Inc.	150,010	768,051
BrightView Holdings, Inc. (b)	6,056	74,852
Brink's Co.	4,054	421,697
CoreCivic, Inc. (b)	219,690	4,631,065
Covista, Inc. (b)	3,449	406,292
CPI Card Group, Inc. (b)	200,170	3,396,885
Flywire Corp. (b)	82,833	1,328,641
Forrester Research, Inc. (b)	278,210	1,961,380
GEO Group, Inc. (b)	25,398	575,773
Hackett Group, Inc.	95,060	1,096,042
Herc Holdings, Inc.	14,039	1,867,187
Insperity, Inc.	2,292	79,005
John Wiley & Sons, Inc. - Class A	13,184	554,783
Kelly Services, Inc. - Class A	198,750	2,309,475
Lincoln Educational Services Corp. (b)	63,430	2,938,078
ManpowerGroup, Inc.	3,832	121,206
MarketAxess Holdings, Inc.	1,203	156,438
Matthews International Corp. - Class A	5,499	145,943
NRC Health	2,094	40,896
Paysafe Ltd. (b)	24,485	189,269
Perdoceo Education Corp.	10,039	325,063
Progyny, Inc. (b)	37,967	970,436
RCM Technologies, Inc. (b)	120,280	2,599,251
Rent-A-Center, Inc.	3,409	65,487
Repay Holdings Corp. (b)	800,000	3,104,000
Spire Global, Inc. (b)	28,339	647,263
Strategic Education, Inc.	1,789	137,306
Target Hospitality Corp. (b)	104,909	1,821,220
Universal Technical Institute, Inc. (b)	74,713	2,795,013
USCB Financial Holdings, Inc.	133,720	2,479,169

Verra Mobility Corp. (b)	66,966	302,017
WEX, Inc. (b)	8,273	1,199,254
WillScot Holdings Corp.	74,046	1,905,204
		49,440,478

Computers - 1.1%
Amentum Holdings, Inc. (b)	2,599	60,375
CACI International, Inc. - Class A (b)	1,145	587,969
Everforth, Inc. (b)	2,386	54,114
ExlService Holdings, Inc. (b)	7,485	217,289
Gorilla Technology Group, Inc. (b)	16,823	344,535
Infleqtion, Inc. (b)	48,654	789,168
Insight Enterprises, Inc. (b)	2,176	231,483
MAXIMUS, Inc.	21,944	1,358,992
Pitney Bowes, Inc.	10,806	173,977
Rapid7, Inc. (b)	38,424	321,993
Rimini Street, Inc. (b)	669,060	2,616,025
Science Applications International Corp.	10,476	1,091,599
Varonis Systems, Inc. (b)	33,327	1,138,117
		8,985,636

Cosmetics/Personal Care - 0.1%
elf Beauty, Inc. (b)	1,732	96,992
Interparfums, Inc.	2,289	216,013
Prestige Brands Holdings, Inc. (b)	3,474	165,119
		478,124

Distribution/Wholesale - 0.5%
G-III Apparel Group Ltd.	19,012	614,658
OPENLANE, Inc. (b)	61,024	2,325,014
Pool Corp.	2,106	382,029
VSE Corp.	4,358	806,884
WESCO International, Inc.	371	133,994
		4,262,579

Diversified Financial Services - 2.0%
Dave, Inc. (b)	4,795	1,354,875
Encore Capital Group, Inc. (b)	20,155	1,610,989
Enova International, Inc. (b)	3,612	583,374
EZCORP, Inc., Class A - Class A (b)	50,147	1,566,592
Houlihan Lokey, Inc.	6,063	858,885
Interactive Brokers Group, Inc. - Class A	12,252	1,065,556
LendingClub Corp. (b)	74,263	1,325,595
Miami International Holdings, Inc. (b)	30,497	1,440,983
Moelis & Co. - Class A	18,812	1,265,860
Navient Corp.	24,139	206,630
Radian Group, Inc.	22,816	779,166
Silvercrest Asset Management Group, Inc. - Class A	80,736	914,739
Virtus Investment Partners, Inc.	2,916	417,075
WisdomTree, Inc.	126,636	2,412,416
World Acceptance Corp. (b)	2,155	355,769
		16,158,504

Electric - 0.4%
Hawaiian Electric Industries, Inc. (b)	39,161	520,841
Northwestern Energy Group, Inc.	24,889	1,757,412
TXNM Energy, Inc.	18,036	1,067,912
Unitil Corp.	2,272	113,668

		3,459,833

Electrical Components & Equipment - 2.1%
AZZ, Inc.	14,241	1,929,798
Belden, Inc.	9,993	1,050,065
Generac Holdings, Inc. (b)	5,198	1,444,576
Graham Corp. (b)	26,385	2,642,194
Littelfuse, Inc.	1,079	503,753
nLight, Inc. (b)	85,195	6,314,653
Powell Industries, Inc.	12,022	3,419,297
		17,304,336

Electronics - 3.6%
Allient, Inc.	28,771	2,277,512
Applied Optoelectronics, Inc. (b)	41,501	6,574,174
Badger Meter, Inc.	2,217	274,686
Benchmark Electronics, Inc.	4,446	375,509
Brady Corp. - Class A	2,928	252,042
Coherent Corp. (b)	3,416	1,234,782
Comtech Telecommunications Corp. (b)	181,070	1,017,613
ESCO Technologies, Inc.	10,237	2,988,180
Ingram Micro Holding Corp.	67,247	1,899,728
Itron, Inc. (b)	4,655	383,945
Kimball Electronics, Inc. (b)	125,980	3,266,661
Knowles Corp. (b)	7,352	275,038
Mirion Technologies, Inc. (b)	112,591	2,058,164
OSI Systems, Inc. (b)	1,136	246,228
Plexus Corp. (b)	2,641	708,739
Sanmina Corp. (b)	6,648	1,726,685
SYNNEX Corp.	830	216,862
TTM Technologies, Inc. (b)	8,548	1,484,959
Vicor Corp. (b)	1,231	412,188
Vontier Corp.	64,437	1,828,722
		29,502,417

Energy-Alternate Sources - 0.8%
Eos Energy Enterprises, Inc. (b)	251,510	2,120,229
Fluence Energy, Inc. (b)	41,219	778,215
REX American Resources Corp. (b)	5,040	235,670
Shoals Technologies Group, Inc. - Class A (b)	168,771	2,101,199
SolarEdge Technologies, Inc. (b)	18,362	1,401,939
Sunrun, Inc. (b)	7,050	117,876
		6,755,128

Engineering & Construction - 3.5%
Array Digital Infrastructure, Inc.	8,331	423,715
Bowman Consulting Group Ltd. (b)	95,920	3,024,358
Cardinal Infrastructure Group, Inc. - Class A (b)	43,423	2,253,219
Comfort Systems USA, Inc.	4,006	7,323,809
Construction Partners, Inc. - Class A (b)	16,130	1,878,661
EMCOR Group, Inc.	4,741	3,919,954
Exponent, Inc.	2,780	162,130
Limbach Holdings, Inc. (b)	3,476	269,216
Mistras Group, Inc. (b)	98,760	1,736,201
MYR Group, Inc. (b)	7,712	3,586,543
Shimmick Corp. (b)	171,820	608,243
Sterling Construction Co., Inc. (b)	2,098	1,806,042
TopBuild Corp. (b)	2,707	1,130,118

TSS, Inc./MD (b)	41,086	677,097
		28,799,306

Entertainment - 1.5%
Atlanta Braves Holdings, Inc. - Class A (b)	1,183	63,409
Cinemark Holdings, Inc.	7,468	209,104
IMAX Corp. (b)	76,996	3,055,201
Monarch Casino & Resort, Inc.	3,215	386,636
Pursuit Attractions and Hospitality, Inc. (b)	58,560	2,621,731
Rush Street Interactive, Inc. (b)	98,617	2,498,955
Scientific Games Corp. (b)	6,167	511,861
United Parks & Resorts, Inc. (b)	43,272	1,736,505
Vail Resorts, Inc.	8,203	1,095,921
		12,179,323

Environmental Control - 0.8%
CECO Environmental Corp. (b)	81,811	6,115,372
PureCycle Technologies, Inc. (b)	15,408	190,905
Tetra Tech, Inc.	15,990	439,565
		6,745,842

Food - 1.0%
B&G Foods, Inc.	75,320	308,059
Cal-Maine Foods, Inc.	23,204	1,733,803
Ingles Markets, Inc. - Class A	24,664	2,181,778
J&J Snack Foods Corp.	578	43,997
Mama's Creations, Inc. (b)	84,713	1,169,039
Nomad Foods Ltd.	63,841	647,348
Simply Good Foods Co. (b)	71,760	826,675
United Natural Foods, Inc. (b)	19,944	1,024,124
Weis Markets, Inc.	1,995	145,575
		8,080,398

Gas - 0.6%
MDU Resources Group, Inc.	81,982	1,728,180
Northwest Natural Holding, Co.	10,869	527,038
Southwest Gas Holdings, Inc.	18,079	1,558,591
Spire, Inc.	14,545	1,196,472
		5,010,281

Hand/Machine Tools - 0.3%
Franklin Electric Co., Inc.	1,896	186,529
Hurco Cos., Inc. (b)	66,830	1,147,471
MSA Safety, Inc.	7,434	1,232,557
		2,566,557

Healthcare-Products - 3.3%
ABIOMED Inc. (b)(c)	1,453	0
Adaptive Biotechnologies Corp. (b)	96,407	1,460,566
Albireo Pharma Inc. (b)(c)	1,908	0
Alpha Tau Medical Ltd. (b)	83,091	899,875
AngioDynamics, Inc. (b)	142,641	1,637,519
AxoGen, Inc. (b)	54,166	2,138,474
CryoLife, Inc. (b)	3,328	73,848
Embecta Corp.	13,931	47,087
Enovis Corp. (b)	37,759	856,374
Establishment Labs Holdings, Inc. (b)	24,300	1,717,767
Glaukos Corp. (b)	9,382	969,630

Guardant Health, Inc. (b)	5,854	759,205
Haemonetics Corp. (b)	27,628	1,873,455
ICU Medical, Inc. (b)	13,304	1,801,229
Kestra Medical Technologies Ltd. (b)	34,412	731,599
LeMaitre Vascular, Inc.	934	88,403
Masimo Corp. (b)	2,530	451,478
Merit Medical Systems, Inc. (b)	3,088	194,729
NeuroPace, Inc. (b)	85,121	1,407,901
OmniAb, Inc. (b)(c)	370	0
OmniAb, Inc. (b)(c)	370	0
Omnicell, Inc. (b)	22,309	984,719
Repligen Corp. (b)	10,562	1,309,160
Sensus Healthcare, Inc. (b)	310,940	960,805
SI-BONE, Inc. (b)	99,697	1,405,728
Tactile Systems Technology, Inc. (b)	57,039	1,403,730
Tandem Diabetes Care, Inc. (b)	91,507	1,573,920
Teleflex, Inc.	15,373	1,977,583
West Pharmaceutical Services, Inc.	2,836	915,489
		27,640,273

Healthcare-Services - 1.2%
Acadia Healthcare Co., Inc. (b)	25,679	595,753
Chemed Corp.	5,436	2,317,965
Ensign Group, Inc.	2,982	499,932
Fortrea Holdings, Inc. (b)	29,756	457,945
HealthEquity, Inc. (b)	1,801	158,470
MEDNAX, Inc. (b)	54,613	1,176,364
National HealthCare Corp.	3,006	554,367
PACS Group, Inc. (b)	5,433	199,119
Park Dental Partners, Inc. (b)	52,950	1,026,171
Privia Health Group, Inc. (b)	28,107	604,582
RadNet, Inc. (b)	24,563	1,363,983
Surgery Partners, Inc. (b)	57,681	770,618
US Physical Therapy, Inc.	1,232	79,168
		9,804,437

Home Builders - 0.9%
Cavco Industries, Inc. (b)	3,096	1,661,066
Century Communities, Inc.	29,980	1,583,544
Champion Homes, Inc. (b)	15,431	1,136,185
Dream Finders Homes, Inc. - Class A (b)	15,229	235,440
Installed Building Products, Inc.	5,308	1,114,574
LCI Industries	2,012	219,348
LGI Homes, Inc. (b)	18,861	901,744
M/I Homes, Inc. (b)	5,874	773,136
Winnebago Industries, Inc.	5,231	155,308
		7,780,345

Home Furnishings - 0.6%
Ethan Allen Interiors, Inc.	5,364	110,606
Hamilton Beach Brands Holding Co. - Class A	134,440	2,729,132
Leggett & Platt, Inc.	27,124	278,563
Sleep Number Corp. (b)	777,850	925,641
Universal Electronics, Inc. (b)	137,160	570,586
		4,614,528

Household Products/Wares - 0.0% (a)
Quanex Building Products Corp.	1,957	36,420

WD-40 Co.	1,574	314,753
		351,173

Housewares - 0.2%
Central Garden & Pet Co. (b)	1,215	46,753
Central Garden & Pet Co. - Class A (b)	303	10,342
Lifetime Brands, Inc.	192,700	1,647,585
		1,704,680

Insurance - 2.5%
American Integrity Insurance Group, Inc.	201,500	3,296,540
Assured Guaranty Ltd.	25,346	1,880,927
Axis Capital Holdings Ltd.	18,525	1,758,578
Employers Holdings, Inc.	3,627	157,774
Genworth Financial, Inc. - Class A (b)	312,972	2,679,040
Goosehead Insurance, Inc. - Class A (b)	4,533	155,890
HCI Group, Inc.	2,200	338,954
Heritage Insurance Holdings, Inc. (b)	181,557	3,936,156
NMI Holdings, Inc. - Class A (b)	30,647	1,100,227
RLI Corp.	2,956	147,918
Safety Insurance Group, Inc.	1,593	111,781
Selective Insurance Group, Inc.	3,866	334,564
Stewart Information Services Corp.	2,200	142,956
White Mountains Insurance Group Ltd.	2,047	4,226,687
		20,267,992

Internet - 1.9%
Bandwidth, Inc. - Class A (b)	46,888	3,046,313
Bumble, Inc. - Class A (b)	83,158	263,611
DHI Group, Inc. (b)	1,272,170	4,490,760
Entravision Communications Corp. - Class A	116,156	1,054,697
ePlus, Inc.	37,781	3,101,442
Figs, Inc. - Class A (b)	157,661	1,854,093
QuinStreet, Inc. (b)	5,337	66,819
RealReal, Inc. (b)	125,429	1,209,136
Shutterstock, Inc.	16,332	243,184
TripAdvisor, Inc. (b)	69,810	780,476
		16,110,531

Investment Companies - 1.3%
Cannae Holdings, Inc.	73,802	1,094,484
HA Sustainable Infrastructure Capital, Inc.	36,304	1,488,464
Hut 8 Corp. (b)	16,168	2,018,251
Innventure, Inc. (b)	228,693	1,218,934
Terawulf, Inc. (b)	200,471	5,124,039
		10,944,172

Iron/Steel - 0.7%
Carpenter Technology Corp.	11,908	5,584,614

Leisure Time - 0.4%
Callaway Golf Co. (b)	8,836	136,074
Lindblad Expeditions Holdings, Inc. (b)	123,252	2,828,634
OneSpaWorld Holdings Ltd.	28,528	677,540
		3,642,248

Lodging - 0.2%

Boyd Gaming Corp.	4,776	394,880
Marcus Corp.	65,620	1,240,874
		1,635,754

Machinery-Construction & Mining - 0.8%
Astec Industries, Inc.	16,058	808,681
Babcock & Wilcox Enterprises, Inc. (b)	179,020	3,302,919
BWX Technologies, Inc.	8,456	1,656,361
Forgent Power Solutions, Inc. (b)	19,140	1,046,193
		6,814,154

Machinery-Diversified - 1.6%
Albany International Corp. - Class A	1,126	72,841
Applied Industrial Technologies, Inc.	7,380	2,242,118
Chart Industries, Inc. (b)	3,219	668,973
Cognex Corp.	14,850	977,872
DXP Enterprises, Inc. (b)	11,130	1,614,518
Flowserve Corp.	13,210	997,487
Ichor Holdings Ltd. (b)	22,954	1,641,670
Tennant Co.	14,671	1,263,320
Toro Co.	5,348	480,678
Twin Disc, Inc.	207,255	3,457,013
		13,416,490

Media - 0.1%
Scholastic Corp.	5,558	225,099
Sinclair, Inc.	17,962	248,414
		473,513

Metal Fabricate/Hardware - 2.0%
Advanced Drainage Systems, Inc.	11,469	1,596,026
Helios Technologies, Inc.	22,922	1,904,589
Janus International Group, Inc. (b)	115,465	616,583
Mayville Engineering Co., Inc. (b)	76,573	2,055,985
Mueller Industries, Inc.	11,950	1,536,770
NN, Inc. (b)	162,200	481,734
Proto Labs, Inc. (b)	28,413	2,152,569
Standex International Corp.	1,485	411,360
Valmont Industries, Inc.	3,523	1,831,290
Xometry, Inc. - Class A (b)	44,706	4,260,035
		16,846,941

Mining - 2.2%
Almonty Industries, Inc. (b)	137,024	2,693,892
Centrus Energy Corp. - Class A (b)	6,599	1,204,119
Century Aluminum Co. (b)	18,637	1,229,483
Energy Fuels, Inc. (b)	57,138	1,041,054
Guardian Metal Resources PLC - ADR (b)	65,879	1,040,888
IAMGOLD Corp. (b)	79,137	1,414,970
Ivanhoe Electric, Inc. (b)	117,352	1,579,558
MP Materials Corp. (b)	13,291	859,928
Perpetua Resources Corp. (b)	68,127	1,844,198
United States Antimony Corp. (b)	180,025	1,616,624
Uranium Energy Corp. (b)	133,032	1,831,851
USA Rare Earth, Inc. (b)	53,503	1,498,619
		17,855,184

Miscellaneous Manufacturing - 1.2%

Axon Enterprise, Inc. (b)	5,340	2,396,165
Core Molding Technologies, Inc. (b)	56,370	1,335,405
Enpro, Inc.	4,961	1,522,977
Fabrinet (b)	4,026	2,633,648
JBT Marel Corp.	2,493	335,034
LSB Industries, Inc. (b)	34,440	431,878
Materion Corp.	2,877	633,055
Smith & Wesson Brands, Inc.	7,143	108,717
Trinity Industries, Inc.	12,566	407,641
		9,804,520

Office Furnishings - 0.0% (a)
Interface, Inc.	11,644	344,662

Oil & Gas - 1.3%
Delek US Holdings, Inc.	73,852	3,287,153
Expand Energy Corp.	9,762	907,671
Helmerich & Payne, Inc.	16,912	645,193
Patterson-UTI Energy, Inc.	310,012	3,475,234
PBF Energy, Inc. - Class A	5,245	213,471
Range Resources Corp.	29,237	1,138,781
Riley Exploration Permian, Inc.	36,195	1,203,846
Talos Energy, Inc. (b)	6,990	102,543
		10,973,892

Oil & Gas Services - 3.0%
DMC Global, Inc. (b)	267,430	1,821,198
DNOW, Inc. (b)	102,614	1,312,433
Flotek Industries, Inc. (b)	74,530	1,486,874
Helix Energy Solutions Group, Inc. (b)	41,891	391,681
Innovex International, Inc. (b)	53,857	1,438,520
Kodiak Gas Services, Inc.	39,991	2,673,398
Liberty Energy, Inc.	57,684	1,687,834
Natural Gas Services Group, Inc.	119,500	4,696,350
Oceaneering International, Inc. (b)	35,309	1,349,863
Select Water Solutions, Inc.	59,591	1,068,467
Solaris Energy Infrastructure, Inc.	43,550	3,028,467
TETRA Technologies, Inc. (b)	276,301	2,826,559
Tidewater, Inc. (b)	18,273	1,342,883
		25,124,527

Pharmaceuticals - 1.8%
Amphastar Pharmaceuticals, Inc. (b)	3,464	65,296
Amylyx Pharmaceuticals, Inc. (b)	136,216	1,954,700
Arvinas, Inc. (b)	8,832	79,311
Collegium Pharmaceutical, Inc. (b)	2,619	88,025
Corcept Therapeutics, Inc. (b)	3,332	231,541
Guardian Pharmacy Services, Inc. - Class A (b)	39,073	1,513,688
Indivior Pharmaceuticals, Inc. (b)	66,751	2,404,371
Madrigal Pharmaceuticals, Inc. (b)	334	166,088
Organon & Co.	98,844	1,318,579
Pacira BioSciences, Inc. (b)	12,980	301,396
Protagonist Therapeutics, Inc. (b)	13,970	1,390,853
Rhythm Pharmaceuticals, Inc. (b)	9,903	874,633
Spyre Therapeutics, Inc. (b)	65,274	4,797,639
		15,186,120

Private Equity - 0.1%

Ridgepost Capital, Inc. - Class A	79,463	657,954

Real Estate - 0.6%
Compass, Inc. - Class A (b)	34,855	286,857
Howard Hughes Holdings, Inc. (b)	10,887	689,691
Kennedy-Wilson Holdings, Inc.	23,811	262,159
McGrath RentCorp	31,391	3,421,305
		4,660,012

REITS - 1.9%
Agree Realty Corp.	1,641	121,680
AH Realty Trust, Inc.	34,546	235,258
Alpine Income Property Trust, Inc.	104,034	2,004,735
American Assets Trust, Inc.	4,408	102,706
Apollo Commercial Real Estate Finance, Inc.	44,054	482,832
Blackstone Mortgage Trust, Inc. - Class A	6,106	111,618
Brandywine Realty Trust	135,236	419,232
CareTrust REIT, Inc.	7,113	290,353
Centerspace	2,329	157,161
Chimera Investment Corp.	18,396	250,554
Chiron Real Estate, Inc.	43,148	1,555,054
DiamondRock Hospitality Co.	13,130	144,299
EastGroup Properties, Inc.	2,590	522,947
Franklin BSP Realty Trust, Inc.	31,927	276,807
Getty Realty Corp.	5,173	168,278
Gladstone Commercial Corp.	5,797	73,100
Global Net Lease, Inc.	24,433	228,937
Independence Realty Trust, Inc.	91,180	1,479,851
Kite Realty Group Trust	7,450	204,279
LXP Industrial Trust	2,422	125,072
Medical Properties Trust, Inc.	46,830	239,301
NETSTREIT Corp.	3,764	76,259
NexPoint Residential Trust, Inc.	2,074	60,270
Outfront Media, Inc. (b)	49,235	1,587,336
PennyMac Mortgage Investment Trust	24,404	255,266
Piedmont Realty Trust, Inc. - Class A (b)	33,537	278,693
Redwood Trust, Inc.	77,920	422,326
Regency Centers Corp.	2,758	213,331
Safehold, Inc.	19,024	284,789
Saul Centers, Inc.	1,497	51,886
Sunrise Realty Trust, Inc.	197,930	1,761,577
Tanger, Inc.	33,410	1,205,099
TPG RE Finance Trust, Inc.	8,617	72,383
Universal Health Realty Income Trust	1,383	57,325
Whitestone REIT	14,111	269,238
		15,789,832

Retail - 4.0%
Abercrombie & Fitch Co. - Class A (b)	2,464	190,270
Advance Auto Parts, Inc.	2,595	156,323
Asbury Automotive Group, Inc. (b)	16,374	3,073,564
BJ's Restaurants, Inc. (b)	7,047	331,561
BlueLinx Holdings, Inc. (b)	14,349	746,004
Boot Barn Holdings, Inc. (b)	13,602	2,310,572
Buckle, Inc.	2,951	135,362
Build-A-Bear Workshop, Inc.	104,270	3,879,887
Casey's General Stores, Inc.	1,888	1,448,360
FirstCash Holdings, Inc.	2,930	644,336
Five Below, Inc. (b)	3,696	840,323

Group 1 Automotive, Inc.	2,270	718,092
J Jill, Inc.	143,280	1,815,358
Kura Sushi USA, Inc. - Class A (b)	11,060	621,461
Lithia Motors, Inc.	382	111,120
Murphy USA, Inc.	3,807	1,926,456
National Vision Holdings, Inc. (b)	47,652	798,171
Nu Skin Enterprises, Inc. - Class A	42,532	246,260
Ollie's Bargain Outlet Holdings, Inc. (b)	10,768	878,992
Portillo's, Inc. - Class A (b)	61,118	262,196
PriceSmart, Inc.	15,611	2,653,714
Red Robin Gourmet Burgers, Inc. (b)	701,660	3,550,400
RH (b)	2,399	356,228
Shake Shack, Inc. - Class A (b)	13,487	867,349
Shoe Carnival, Inc.	127,424	2,255,405
Signet Jewelers Ltd.	5,100	445,689
Texas Roadhouse, Inc.	2,804	506,458
Tilly's, Inc. - Class A (b)	317,070	1,414,132
		33,184,043

Savings & Loans - 0.9%
Axos Financial, Inc. (b)	3,461	300,796
Banc of California, Inc.	1,809	34,769
Beacon Financial Corp.	17,583	511,489
FS Bancorp, Inc.	81,284	3,309,072
Home Bancorp, Inc.	18,880	1,215,494
Northfield Bancorp, Inc.	9,880	140,098
Northwest Bancshares, Inc.	5,826	82,438
OceanFirst Financial Corp.	5,361	100,733
Provident Financial Services, Inc.	15,571	345,521
Riverview Bancorp, Inc.	295,120	1,655,623
		7,696,033

Semiconductors - 5.2%
Advanced Energy Industries, Inc.	5,760	1,740,557
Aehr Test Systems (b)	36,895	3,406,515
Allegro MicroSystems, Inc. (b)	34,641	1,658,265
Ambiq Micro, Inc. (b)	22,120	1,762,079
AXT, Inc. (b)	12,362	1,275,264
Camtek Ltd. (b)	8,089	1,388,558
Cirrus Logic, Inc. (b)	3,525	599,074
Cohu, Inc. (b)	61,635	3,251,246
FormFactor, Inc. (b)	12,050	1,501,309
inTEST Corp. (b)	97,960	1,649,646
IPG Photonics Corp. (b)	6,300	721,476
Kulicke & Soffa Industries, Inc.	6,419	654,032
Lattice Semiconductor Corp. (b)	7,815	1,149,430
MKS, Inc.	1,371	444,560
Monolithic Power Systems, Inc.	1,952	3,057,242
Onto Innovation, Inc. (b)	9,979	2,576,977
Ouster, Inc. (b)	23,512	1,082,728
Photronics, Inc. (b)	7,595	245,698
Power Integrations, Inc.	6,328	531,552
Semtech Corp. (b)	14,880	2,269,795
Silicon Motion Technology Corp. - ADR	12,319	3,410,762
SiTime Corp. (b)	3,858	2,739,952
Tower Semiconductor Ltd. (b)	5,165	1,318,263
Ultra Clean Holdings, Inc. (b)	39,617	3,390,027
Veeco Instruments, Inc. (b)	3,472	200,126
Wolfspeed, Inc. (b)	14,301	847,763

		42,872,896

Software - 3.3%
ACI Worldwide, Inc. (b)	15,290	667,714
Alignment Healthcare, Inc. (b)	92,463	1,416,533
Asure Software, Inc. (b)	243,790	2,255,058
Carlsmed, Inc. (b)	59,725	682,060
Commvault Systems, Inc. (b)	12,674	1,505,038
Fastly, Inc. - Class A (b)	79,479	1,411,944
Genasys, Inc. (b)	568,340	1,221,931
Gitlab, Inc. - Class A (b)	32,424	1,006,765
Global-e Online Ltd. (b)	35,735	1,094,920
Innodata, Inc. (b)	6,533	685,834
JFrog Ltd. (b)	20,499	1,629,261
LiveRamp Holdings, Inc. (b)	2,185	82,069
Pagerduty, Inc. (b)	43,787	435,681
Pegasystems, Inc.	20,912	747,186
Planet Labs PBC (b)	164,023	8,388,136
Porch Group, Inc. (b)	58,501	609,580
Progress Software Corp. (b)	5,306	174,196
Smith Micro Software, Inc. (b)	206,090	179,298
Take-Two Interactive Software, Inc. (b)	3,504	785,457
Vertex, Inc. - Class A (b)	54,942	733,476
Whitefiber, Inc. (b)	44,579	1,325,779
		27,037,916

Telecommunications - 2.5%
Applied Digital Corp. (b)	59,856	2,829,992
Aviat Networks, Inc. (b)	174,070	3,093,224
BlackSky Technology, Inc. (b)	79,117	3,834,801
Frequency Electronics, Inc. (b)	54,282	4,118,918
IDT Corp. - Class B	3,111	171,603
InterDigital, Inc.	869	219,066
Iridium Communications, Inc.	9,628	498,538
LightPath Technologies, Inc. - Class A (b)	166,382	2,825,166
NetGear, Inc. (b)	7,443	193,444
Telephone & Data Systems, Inc.	10,347	404,671
Viavi Solutions, Inc. (b)	48,942	2,376,623
		20,566,046

Textiles - 0.2%
UniFirst Corp.	6,615	1,755,753

Toys/Games/Hobbies - 0.5%
JAKKS Pacific, Inc.	170,640	3,769,438

Transportation - 2.1%
ArcBest Corp.	40,401	5,522,413
GXO Logistics, Inc. (b)	59,196	2,966,312
Hub Group, Inc. - Class A	26,107	1,084,485
Ituran Location and Control Ltd.	14,683	962,471
Knight-Swift Transportation Holdings, Inc.	1,873	141,655
Marten Transport Ltd.	7,327	126,317
PAMT CORP (b)	76,070	1,029,227
RXO, Inc. (b)	58,835	1,504,999
Saia, Inc. (b)	8,400	3,967,908
Scorpio Tankers, Inc.	4,242	316,071
		17,621,858

Water - 0.0% (a)
American States Water Co.	1,758		135,841
California Water Service Group	1,969		88,802
			224,643
TOTAL COMMON STOCKS (Cost $478,589,474)			799,285,532

TOTAL INVESTMENTS - 96.7% (Cost $478,589,474)			799,285,532
Other Assets in Excess of Liabilities - 3.3%		0.03257	26,907,513
TOTAL NET ASSETS - 100.0%			$ 826,193,045

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt[ PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Adara Smaller Companies Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 799,285,532	$ –	$ –(a)	$ 799,285,532
Total Investments	$ 799,285,532	$ –	$ –(a)	$ 799,285,532

(a)Amount is less than $0.50. Refer to the Schedule of Investments for further disaggregation of investment categories.